Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Table Text Block Supplement [Abstract]
Cash and cash equivalents		¥ 519,849	$ 71,219	¥ 615,096	¥ 905,451
Restricted cash		2,313	317	120	¥ 19,817
Accounts receivable		152,013	20,826	126,858
Contract assets (net of allowance of RMB58,790 and RMB61,856 (US$8,474) as of December 31, 2023 and 2024, respectively)		13,855	1,898	22,748
Inventories		62,625	8,580	69,020
Prepayments and other current assets		25,963	3,557	50,254
Total current assets		776,618	106,397	884,096
Property and equipment, net		47,152	6,460	131,912
Intangible assets, net		421	58	964
Other non-current assets		7,926	1,086	5,088
Operating right-of-use assets		53,188	7,287	12,284
Total non-current assets		108,687	14,891	155,905
TOTAL ASSETS		885,305	121,288	1,040,001
Accounts payable		33,747	4,623	18,061
Deferred revenue		117,895	16,152	130,537
Customer deposits		592	81	1,197
Current portion of operating lease liabilities		24,567	3,366	8,634
Total current liabilities		266,299	36,484	263,364
Other non-current liabilities		10,425	1,428	4,537
Non-current portion of operating lease liabilities		27,754	3,802	3,690
Total non-current liabilities		38,179	5,230	8,227
TOTAL LIABILITIES		304,478	41,714	271,591
VIE and VIE's subsidiaries [Member]
Table Text Block Supplement [Abstract]
Cash and cash equivalents		150,947	20,680	314,724
Restricted cash		20	3	20
Accounts receivable		151,971	20,821	126,851
Contract assets (net of allowance of RMB58,790 and RMB61,856 (US$8,474) as of December 31, 2023 and 2024, respectively)		13,855	1,898	22,748
Inter-company receivables	[1]	605,656	82,975	343,342
Inventories		53,618	7,345	61,169
Prepayments and other current assets		13,737	1,882	16,855
Total current assets		989,804	135,604	885,709
Property and equipment, net		19,656	2,692	45,533
Intangible assets, net		224	30	38
Other non-current assets		5,353	733	2,398
Operating right-of-use assets		41,985	5,752	4,524
Total non-current assets		67,218	9,207	52,493
TOTAL ASSETS		1,057,022	144,811	938,202
Accounts payable		30,408	4,166	11,209
Deferred revenue		110,652	15,159	127,631
Inter-company payables	[1]	1,768,322	242,259	1,693,577
Accrued liabilities and other current liabilities		61,212	8,386	71,144
Customer deposits		592	81	1,197
Current portion of operating lease liabilities		13,832	1,895	3,639
Total current liabilities		1,985,018	271,946	1,908,397
Other non-current liabilities		10,171	1,395	4,288
Non-current portion of operating lease liabilities		26,669	3,654	0
Total non-current liabilities		36,840	5,049	4,288
TOTAL LIABILITIES		¥ 2,021,858	$ 276,995	¥ 1,912,685

[1]	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.